Expense Example - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Software and IT Services Portfolio - Select Software and IT Services Portfolio
Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859